Fair Value Measurements (Details) - Fair Value, Recurring [Member]	Jul. 31, 2025 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 86,885,672
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	86,885,672
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account